Schedule of Delinquent Participant Contributions (Details) - EBP 001	12 Months Ended
Feb. 28, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
EBP, Plan Name	401(k) PLAN
EBP, Plan Number	001
Entity Tax Identification Number	84-0910696
EBP, Schedule of Delinquent Participant Contribution, Late Repayment Included [true false]	true
Contributions Corrected Outside VFCP	$ 118,756